Related-party Transactions - Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Revenue		$ 33	$ 133
Purchase of goods and services	$ 102	$ 204	$ 137